File No. 2-96924

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 37

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Registrant's Telephone Number — (360) 734-9900

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[ X ] on June 29, 2013 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
[ ] on _________ pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
[ ] on _________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 34 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate June 29, 2013, as the new effective date for Post-Effective Amendment No. 33 filed pursuant to Rule 485(a) under the Securities Act on March 29, 2013. Post-Effective Amendment No. 33 was initially scheduled to become effective on May 31, 2013, subject to shareholder approval of reincorporation to a Delaware Statutory Trust. At this time, shareholder approval is pending and the Trust is seeking additional time to gather votes. This Post-Effective Amendment No. 34 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 33.

PART A — PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Amana Mutual Funds Trust (the "Registrant") under the Securities Act of 1933, as amended, and Amendment No. 36 to the Registration Statement on Form N-1A of Amana Mutual Funds Trust (the "Registrant") under the Investment Company Act of 1940, as amended, filed with the Securities Exchange Commission (the "SEC") on March 29, 2013.

PART B — STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 33/36 to the Registrant's Registration Statement on Form N-1A filed with the Securities Exchange Commission (the "SEC") on March 29, 2013.

PART C — OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 33/36 to the Registrant's Registration Statement on Form N-1A filed with the Securities Exchange Commission (the "SEC") on March 29, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 30th day of May, 2013.

AMANA MUTUAL FUNDS TRUST

By
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	May 30, 2013
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer; Chief Compliance Officer (Principal Financial Officer)	May 30, 2013
** Iqbal Unus ** Talat Othman ** Ronald H. Fielding ** M. Yaqub Mirza ** Miles K. Davis ** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney- in-fact	Other Trustees	May 30, 2013